Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	40
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$99,367,226.56	0.8574271	$86,314,455.76	0.7447964	$13,052,770.80
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$176,317,226.56	0.1546859	$163,264,455.76	0.1432345	$13,052,770.80

Weighted Avg. Coupon (WAC)	3.32%		3.34%
Weighted Avg. Remaining Maturity (WARM)	23.17		22.31
Pool Receivables Balance	$198,766,125.91		$185,226,523.36
Remaining Number of Receivables	28,527		27,795

Adjusted Pool Balance	$193,544,030.90		$180,491,260.10

III. COLLECTIONS

Principal:
Principal Collections	$13,246,040.68
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$243,760.06
Total Principal Collections	$13,489,800.74

Interest:
Interest Collections	$533,167.76
Late Fees & Other Charges	$31,744.34
Interest on Repurchase Principal	$-
Total Interest Collections	$564,912.10

Collection Account Interest	$6,071.67
Reserve Account Interest	$1,392.45
Servicer Advances	$-

Total Collections	$14,062,176.96

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Hyundai Auto Receivables Trust 2014-A

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	40
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$14,062,176.96
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$14,062,176.96

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$165,638.44	$-	$165,638.44	$165,638.44
	Collection Account Interest					$6,071.67
	Late Fees & Other Charges					$31,744.34
Total due to Servicer						$203,454.45

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$109,303.95		$109,303.95

	Total Class A interest:		$109,303.95		$109,303.95	$109,303.95

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

	Available Funds Remaining:					$13,614,141.56

9.	Regular Principal Distribution Amount:					$13,052,770.80

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$13,052,770.80
	Class A Notes Total:		$13,052,770.80		$13,052,770.80
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$13,052,770.80		$13,052,770.80

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					561,370.76

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,222,095.01
Beginning Period Amount	$5,222,095.01
Current Period Amortization	$486,831.75
Ending Period Required Amount	$4,735,263.26
Ending Period Amount	$4,735,263.26
Next Distribution Date Required Amount	$4,274,464.07

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Hyundai Auto Receivables Trust 2014-A

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	40
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	8.90%	9.54%	9.54%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.39%	27,347	97.29%	$180,212,826.37
30 - 60 Days	1.32%	366	2.23%	$4,124,770.23
61 - 90 Days	0.25%	70	0.41%	$763,858.91
91-120 Days	0.04%	12	0.07%	$125,067.85
121 + Days	0.00%	0	0.00%	$-
Total		27,795		$185,226,523.36

Delinquent Receivables 30+ Days Past Due
Current Period	1.61%	448	2.71%	$5,013,696.99
1st Preceding Collection Period	1.30%	372	2.17%	$4,306,357.90
2nd Preceding Collection Period	1.28%	374	2.09%	$4,439,982.31
3rd Preceding Collection Period	1.35%	406	2.15%	$4,902,563.75
Four-Month Average	1.39%		2.28%

Repossession in Current Period		18		$106,844.86
Repossession Inventory		59		$69,161.38

Current Charge-Offs
Gross Principal of Charge-Offs				$293,561.87
Recoveries				$(243,760.06)
Net Loss				$49,801.81

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.30%

Average Pool Balance for Current Period				$191,996,324.64

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.31%
1st Preceding Collection Period				0.87%
2nd Preceding Collection Period				-0.02%
3rd Preceding Collection Period				0.99%
Four-Month Average				0.54%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	22	2,037	$30,706,379.17
Recoveries	36	1,834	$(17,460,866.39)
Net Loss			$13,245,512.78
Cumulative Net Loss as a % of Initial Pool Balance			1.11%

Net Loss for Receivables that have experienced a Net Loss *	16	1,687	$13,307,135.93
Average Net Loss for Receivables that have experienced a Net Loss			$7,888.05

Principal Balance of Extensions			$634,546.57
Number of Extensions			54

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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